Other Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Other Assets

7. Other Assets

Other assets consist of the following (in thousands):

	MARCH 31, 2014	DECEMBER 31, 2013
Prepaid distribution fees	$122	$125
Deferred financing costs, less current portion	102	148
Deposits for equipment	76	256
Deposits on equipment leases	177	177
Other assets	162	100

	$639	$806

5. Other Assets

Other assets consist of the following (in thousands):

	DECEMBER 31
	2013	2012
Prepaid initial public offering costs	$—	$2,257
Prepaid distribution fees	125	134
Deferred financing costs, less current portion	148	261
Deposits for equipment	256	—
Deposits on equipment leases	177	43
Other assets	100	90

	$806	$2,785